Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 739,006	$ 682,860
Inventory	18,501
Prepaid expenses - related party	60,953	11,745
TOTAL CURRENT ASSETS	818,460	694,605
FIXED ASSETS
Property and equipment, net of accumulated depreciation of $28,752 and $3,863	96,129	117,499
TOTAL FIXED ASSETS	96,129	117,499
OTHER ASSETS
Deposits	16,942	16,942
Right of use - asset	119,262	174,241
TOTAL OTHER ASSETS	136,204	191,183
TOTAL ASSETS	1,050,793	1,003,287
CURRENT LIABILITIES
Accounts payable and accrued liabilities	140,765	33,675
Payroll tax liabilities	6,595	2,717
Right-of-use liability - operating lease	63,718	56,725
TOTAL CURRENT LIABILITIES	211,078	260,577
LONG-TERM LIABILITIES
Right-of-use liability - operating lease	64,961	128,680
TOTAL LONG-TERM LIABILITIES	64,961	128,680
TOTAL LIABILITIES	276,039	389,257
COMMITMENTS AND CONTINGENCIES (SEE NOTE 10)
STOCKHOLDERS’ EQUITY
Common stock (par value $0.0001, 200,000,000 shares authorized, of which 21,419,500 and 13,365,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively)	2,142	1,337
Additional paid in capital	12,000,785	2,628,449
Accumulated deficit	(11,228,173)	(2,015,756)
TOTAL STOCKHOLDERS’ EQUITY	774,754	614,030
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,050,793	1,003,287
Related Party [Member]
CURRENT LIABILITIES
Notes payable		89,200
Nonrelated Party [Member]
CURRENT LIABILITIES
Notes payable		$ 78,260